INVENTORIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of INVENTORIES [Abstract]
Raw materials	¥ 15,738	¥ 20,896
Work in progress	1,526	5,206
Finished goods	110,082	165,565
Current inventories	¥ 127,346	¥ 191,667